Statements of Cash Flows - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (376,972)	$ 4,997,348	$ (1,784,919)	$ 4,647,886
Adjustments to reconcile net income to cash used in operating activities:
Interest earned	(43,669)	(13,302)	(1,585)	(27,338)
Unrealized gain on marketable securities	(5,002)	(1,050)	1,050	(1,050)
Change in fair value of warrant liability	(1,973,787)	(5,196,606)	1,747,208	(5,922,213)
Changes in operating assets and liabilities
Change in prepaid expenses	77,436	64,567	(471,561)	237,303
Change in due to Sponsor			5,000
Change in accounts payable	1,677,094	3,481,523,382	23,382	286,110
Net cash used in operating activities	(644,900)	(114,228)	(481,425)	(779,312)
Cash flows from investing activities:
Investment of cash in Trust Account			(201,250,000)
Net cash used by investing activities			(201,250,000)
Cash flows from financing activities:
Proceeds from note payable to Sponsor	200,000
Repayment of note payable borrowings			(141,134)
Proceeds from sale of Class A common stock to public			197,225,000
Proceeds from sale of private placement units			6,325,000
Payment of deferred offering costs			(259,901)
Net cash provided by financing activities	200,000		203,198,965
Net change in cash	(444,900)	(114,228)	1,417,540	(779,312)
Cash at beginning of period	638,228	1,417,540		1,417,540
Cash at end of period	193,328	1,303,312	1,417,540	638,228
Non-cash investing and financing activities:
Payment of deferred offering cost directly by Sponsor			(166,134)
Purchase of Class B common stock by Sponsor			25,000
Initial value of common stock subject to redemption			201,250,535
Change in value of common stock subject to redemption	$ 48,671	$ 14,352		$ 28,389